Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

9. Related Party Transactions

On March 26, 2009, the Company entered into a $50,000 revolving credit promissory note (the “Revolver”) with Vector Group Ltd. (“Vector”), the former controlling stockholder of the Company. On January 26, 2011, the Company and Vector entered into an amendment to the Revolver increasing the amount that the Company may borrow from $50,000 to $100,000. The loan bears interest at 11% per annum and was due on December 31, 2013. During January 2014, the Revolver was extended from December 31, 2013 to June 30, 2015. The Revolver is currently in default but the Company has obtained waivers from the Convertible Debenture holders in regards to a cross default provision outlined in the underlying agreements. As of June 30, 2016 and December 31, 2015, the balance due to Vector amounted to $73,500. In connection with the Plan the total amount including accrued interest due to Vector was adjusted to $100,000. Due to the Company filing a voluntary petition for relief under Chapter 11 of Title 11 of the Bankruptcy Court, interest stopped accruing on October 15, 2015. Additional contractual interest through June 30, 2016 would have resulted in $3,773 of additional interest. Subsequent to June 30, 2016, in connection with the Plan, the Revolver was treated as an unsecured claim and the Company paid $75,000 in accordance with the Plan. As of September 30, 2016, the balance due to Vector amounted to $25,000. Interest expense for other related party notes payable amounted to $2,066 and $6,131 for the three months and nine months ended September 30, 2015, respectively.

ConGlobal Industries, Inc. is a minority stockholder of the Company and provides containers and labor on domestic projects. The Company recognized Cost of Goods Sold of $209,867 and $235,373, for services ConGlobal Industries, Inc. rendered during the three months ended September 30, 2016 and 2015 respectively.The Company recognized Cost of Goods Sold of $419,095 and $759,598, for services ConGlobal Industries, Inc. rendered during the nine months ended September 30, 2016 and 2015 respectively. As of September 30, 2016, $79,367 of such expenses is included in related party accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets. As of September 30, 2016 and December 31, 2015, $38,950 and $317,468, respectively, of such expenses are included in related party accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

The Lawrence Group is a minority stockholder of the Company and is a building design, development and project delivery firm. As of September 30, 2016, $13,171 of such expenses are included in related party accounts payable and accrued expenses – subject to compromise in the accompanying condensed consolidated balance sheets. As of December 31, 2015, $52,683 of expenses was included in related party accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

The Company has accrued certain reimbursable expenses of owners of the Company. Such expenses amounted to $6,868 for the nine months ended September 30, 2016 and are included in related party accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

An affiliated accounting firm of the Company’s former Chief Financial Officer provided accounting and consulting services to the Company. The Company recognized General and Administrative expenses in the amount of $30,250 and $72,250, respectively, for the three months and nine months ended September 30, 2015.

A preferred stockholder holds the 2016 Debenture as disclosed in Note 6.

19.	Related Party Transactions

On March 26, 2009, the Company entered into a $50,000 revolving credit promissory note (the “Revolver”) with Vector Group Ltd. (“Vector”), the former controlling stockholder of the Company. On January 26, 2011, the Company and Vector entered into an amendment to the Revolver increasing the amount that the Company may borrow from $50,000 to $100,000. The loan bears interest at 11% per annum and was due on December 31, 2013. During January 2014, the Revolver was extended from December 31, 2013 to June 30, 2015. The Revolver is currently in default but the Company has obtained waivers from the Convertible Debenture holders in regards to a cross default provision outlined in the underlying agreements. As of December 31, 2015 and 2014, the balance due to Vector amounted to $73,500. As of December 31, 2015 and 2014, accrued interest related to the Revolver amounted to $43,301 and $36,833, respectively, and is included in accrued interest, related party on the accompanying condensed consolidated balance sheets. Due to the Company filing a voluntary petition for relief under Chapter 11 of Title 11 of the Bankruptcy Court, interest stopped accruing on October 15, 2015. Additional contractual interest through December 31, 2015 would have resulted in $1,729 of additional interest. Subsequent to December 31, 2015, in connection with the Plan, the Revolver was treated as an unsecured claim and paid in accordance with the Plan as disclosed in Note 20. Interest expense for other related party notes payable amounted to $6,468 and $8,197 for the years ended December 31, 2015 and 2014, respectively.

ConGlobal Industries, Inc. is a minority stockholder of the Company and provides containers and labor on domestic projects. The Company recognized Cost of Goods Sold of $943,594 and $1,140,315, for services ConGlobal Industries, Inc. rendered during the years ended December, 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014, $317,468 and $92,792, respectively, of such expenses are included in related party accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

The Lawrence Group is a minority stockholder of the Company and is a building design, development and project delivery firm. The Company recognized Cost of Goods Sold of $4,760, for services The Lawrence Group rendered during the year ended December 31, 2014. For the years ended December 31, 2015 and 2014, $32,389 and $32,389, respectively, of pre-project expenses were included in related party accounts payable and accrued expenses in the accompanying condensed consolidated balance sheet.

An affiliated accounting firm of the Company’s Chief Financial Officer provides accounting and consulting services to the Company. The Company recognized General and Administrative expenses in the amount of $72,250 and $74,300 for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014, $0 and $7,300 of such expenses are included in related party accounts payable and accrued expenses on the accompanying condensed consolidated balance sheet, respectively.